INVESTMENTS IN TRADING SECURITIES - Schedule of Gains and Losses on Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Unrealized	$ (1,288,794)	$ 257,384
Total investments	(1,394,698)	360,754	$ 523,504
Marketable Equity Securities - Level 1 [Member] | Publicly traded investments [Member]
Schedule of Investments [Line Items]
Realized	95,688	354,811	559,850
Unrealized	(480,827)	(148,456)	227,653
Non-Marketable Debt Securities - Level 2 [Member] | Private bonds [Member]
Schedule of Investments [Line Items]
Total investments	(194,255)	(20,980)	11,720
Non-Marketable Equity Securities - Level 3 [Member] | Private investments [Member]
Schedule of Investments [Line Items]
Realized	0	0	(275,719)
Unrealized	$ (815,304)	$ 175,376	$ 0